Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Purchased property and equipment	$ 48	$ 178
Cost of disposed property and equipment	414
Accumulated amortization of disposed property and equipment	401
Loss on disposal of assets	$ 13	$ 15